Schedule of Reconciliation Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax provision at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	1.20%	0.20%
Stock-based compensation expense	(1.00%)	(0.90%)
Permanent differences - other	(1.20%)	(0.20%)
Change in fair value of convertible notes	0.00%	(11.00%)
Change in fair value of warrants	0.00%	(5.70%)
Change in fair value of Yorkville Note	(1.50%)	0.00%
SEPA commitment fee	(1.00%)	0.00%
Change in valuation allowance	(17.90%)	(3.40%)
Other, net	0.40%	(0.10%)
Effective income tax rate	0.00%	(0.10%)